Consolidated Statement of Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Product and service revenues	$ 106,327	$ 96,586
Cost of product and service revenues	83,732	66,912
Gross margin	22,595	29,674
Operating expenses:
Research and product development	26,928	27,039
General and administrative	13,212	14,760
Sales and marketing	7,915	8,068
Other expense	1,933	605
Total operating expenses	49,988	50,472
Results from operating activities	(27,393)	(20,798)
Finance income (loss) and other	2,851	(449)
Finance expense	(1,434)	(503)
Net finance income (loss)	1,417	(952)
Loss on sale of assets	(1,995)	(4,049)
Equity in loss of investment in joint venture and associates	(11,059)	(1,154)
Loss before income taxes	(39,030)	(26,953)
Income tax expense	(20)	(370)
Net loss	(39,050)	(27,323)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans	(400)	305
Items that will not be reclassified to profit or loss	(400)	305
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences	(38)	647
Items that may be reclassified subsequently to profit or loss	(38)	647
Other comprehensive income (loss), net of tax	(438)	952
Total comprehensive loss	$ (39,488)	$ (26,371)
Basic and diluted loss per share
Basic and diluted loss per share (in USD per share)	$ (0.17)	$ (0.15)
Weighted average number of ordinary shares outstanding (shares)	232,820,675	185,836,596